Overview and Summary of Significant Accounting Policies	12 Months Ended
Oct. 31, 2015
Overview and Summary of Significant Accounting Policies.
Overview and Summary of Significant Accounting Policies

Note 1: Overview and Summary of Significant Accounting Policies

Overview

On November 1, 2015 (the “Distribution Date”), Hewlett-Packard Company completed the separation of Hewlett Packard Enterprise Company (“Hewlett Packard Enterprise”), Hewlett-Packard Company’s former enterprise technology infrastructure, software, services and financing businesses (the “Separation”). In connection with the Separation, Hewlett-Packard Company changed its name to HP Inc. (“HP”).

On the Distribution Date, each of HP’s stockholders of record as of the close of business on October 21, 2015 (the “Record Date”) received one share of Hewlett Packard Enterprise common stock for every one share of HP common stock held as of the Record Date. Hewlett Packard Enterprise is now an independent public company trading on the New York Stock Exchange (“NYSE”) under the symbol “HPE”. HP distributed a total of approximately 1.8 billion shares of Hewlett Packard Enterprise common stock to HP’s stockholders. After the Separation, HP does not beneficially own any shares of Hewlett Packard Enterprise common stock.

In connection with the Separation, HP and Hewlett Packard Enterprise have entered into a separation and distribution agreement as well as various other agreements that provide a framework for the relationships between the parties going forward, including among others a tax matters agreement, an employee matters agreement, a transition service agreement, a real estate matters agreement, a master commercial agreement and an information technology service agreement. For more information on the impacts of these agreements, see Note 5, “Retirement and Post-Retirement Benefit Plans”, Note 6, “Stock-Based Compensation”, Note 7, “Taxes on Earnings”, Note 15, “Litigation and Contingencies” and Note 16, “Guarantees, Indemnifications and Warranties”.

Basis of Presentation

The accompanying Consolidated Financial Statements of HP and its wholly-owned subsidiaries are prepared in conformity with United States (“U.S.”) generally accepted accounting principles (“GAAP”). HP has eliminated all intercompany accounts and transactions. The historical results of operations and financial position of Hewlett Packard Enterprise are included in the Consolidated Financial Statements and reported as discontinued operations in all periods presented within this Form 8-K. The accompanying Notes to the Consolidated Financial Statements have been revised to reflect the effect of the Separation. The historical statements of comprehensive income, cash flows and stockholders’ equity have not been revised to reflect the effect of the Separation. For further information on discontinued operations, see Note 2, “Discontinued Operations”.

Principles of Consolidation

The Consolidated Financial Statements include the accounts of HP and its subsidiaries and affiliates in which HP has a controlling financial interest or is the primary beneficiary. HP presents non-controlling interests as Non-controlling interests of discontinued operations within Total stockholders’ equity on the Consolidated Balance Sheets.

Reclassifications

HP has made certain segment and business unit realignments in order to optimize its operating structure. Reclassifications of certain prior-year segment and business unit financial information have been made to conform to the current-year presentation. None of the changes impacts HP’s previously reported consolidated net revenue, earnings from operations, net earnings or net earnings per share (“EPS”). See Note 3, “Segment Information”, for a further discussion of HP’s segment realignment.

Use of Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in HP’s Consolidated Financial Statements and accompanying notes. Actual results could differ materially from those estimates.

Foreign Currency Translation

HP predominately uses the U.S. dollar as its functional currency. Assets and liabilities denominated in non-U.S. dollars are remeasured into U.S. dollars at current exchange rates for monetary assets and liabilities and at historical exchange rates for nonmonetary assets and liabilities. Net revenue, costs and expenses denominated in non-U.S. dollars are recorded in U.S. dollars at monthly average exchange rates prevailing during the period. HP includes gains or losses from foreign currency remeasurement in Interest and other, net in the Consolidated Statements of Earnings. Certain non-U.S. subsidiaries designate the local currency as their functional currency, and HP records the translation of their assets and liabilities into U.S. dollars at the balance sheet date as translation adjustments and includes them as a component of Accumulated other comprehensive loss on the Consolidated Balance Sheets.

Accounting Pronouncements

In March 2016, the Financial Accounting Standards Board (“FASB”) issued guidance which amends the existing accounting standards for share-based payments. The amendments simplify several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statements of cash flows. There are different methods of applying the amendments as set forth in the guidance which HP is required to adopt all amendments in the first quarter of fiscal 2018. Earlier adoption is permitted. HP is currently evaluating the timing and the impact of these amendments on its Consolidated Financial Statements.

In February 2016, the FASB issued guidance which amends the existing accounting standards for leases. Consistent with current guidance, the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee primarily will depend on its classification. Under the new guidance, a lessee will be required to recognize assets and liabilities for all leases with lease terms of more than twelve months. HP is required to adopt the guidance in the first quarter of fiscal 2020 using a modified retrospective approach. HP is currently evaluating the timing and the impact of these amendments on its Consolidated Financial Statements.

In January 2016, the FASB issued guidance which amends the existing accounting standards for the recognition and measurement of financial assets and financial liabilities. The updated guidance primarily addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. HP is required to adopt the guidance in the first quarter of fiscal 2019. The amendments should be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption, with other amendments related specifically to equity securities without readily determinable fair values applied prospectively. HP is currently evaluating the timing and the impact of these amendments on its Consolidated Financial Statements.

In November 2015, the FASB issued new accounting guidance related to income taxes to simplify the presentation of deferred income taxes. This guidance requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. HP plans to early adopt this new accounting guidance prospectively for the interim period beginning November 1, 2015. The adoption of this new accounting guidance resulted in all deferred tax liabilities and assets to be classified as noncurrent on HP’s Consolidated Balance Sheets for the interim period beginning November 1, 2015.

In April 2015, the FASB amended the existing accounting standards for intangible assets. The amendments provide explicit guidance to customers in determining the accounting for fees paid in a cloud computing arrangement, wherein the arrangements that do not convey a software license to the customer are accounted for as service contracts. HP is required to adopt the guidance in the first quarter of fiscal 2017; however early adoption is permitted. The amendment may be adopted either prospectively to all arrangements entered into or materially modified after the effective date or retrospectively. HP is currently evaluating the impact of these amendments on its Consolidated Financial Statements.

In April 2015, the FASB amended the existing accounting standards for imputation of interest. The amendments require that debt issuance costs related to a recognized debt liability be presented on the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by these amendments. HP is required to adopt the guidance in the first quarter of fiscal 2017. Early adoption is permitted. The amendments should be applied retrospectively with the adjusted balance sheet of each individual period presented, in order to reflect the period-specific effects of applying the new guidance. HP is currently evaluating the timing and the impact of these amendments on its Consolidated Financial Statements.

In May 2014, the FASB amended the existing accounting standards for revenue recognition. The amendments are based on the principle that revenue should be recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In August 2015, the FASB issued an accounting standard update for a one-year deferral of the effective date, with an option of applying the standard on the original effective date, which for HP is the first quarter of fiscal 2018. In accordance with this deferral, HP is required to adopt these amendments in the first quarter of fiscal 2019. The amendments may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of initial application. HP is continuing to evaluate the impact of these amendments and the transition alternatives on its Consolidated Financial Statements.

In April 2014, the FASB issued guidance which changes the criteria for identifying a discontinued operation. The guidance limits the definition of a discontinued operation to the disposal of a component or group of components that is disposed of or is classified as held for sale and represents a strategic shift that has, or will have, a major effect on an entity’s operations and financial results. HP adopted the guidance in the first quarter of fiscal 2016.

Revenue Recognition

General

HP recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services are rendered, the sales price or fee is fixed or determinable, and collectability is reasonably assured. Additionally, HP recognizes hardware revenue on sales to channel partners, including resellers, distributors or value-added solution providers at the time of delivery when the channel partners have economic substance apart from HP, and HP has completed its obligations related to the sale. HP generally recognizes revenue for its standalone software sales to channel partners on receipt of evidence that the software has been sold to a specific end user.

HP reduces revenue for customer and distributor programs and incentive offerings, including price protection, rebates, promotions, other volume-based incentives and expected returns, at the later of the date of revenue recognition or the date the sales incentive is offered. Future market conditions and product transitions may require HP to take actions to increase customer incentive offerings, possibly resulting in an incremental reduction of revenue at the time the incentive is offered. For certain incentive programs, HP estimates the number of customers expected to redeem the incentive based on historical experience and the specific terms and conditions of the incentive.

In instances when revenue is derived from sales of third-party vendor products or services, HP records revenue on a gross basis when HP is a principal to the transaction and on a net basis when HP is acting as an agent between the customer and the vendor. HP considers several factors to determine whether it is acting as a principal or an agent, most notably whether HP is the primary obligor to the customer, has established its own pricing and has inventory and credit risks.

HP reports revenue net of any taxes collected from customers and remitted to government authorities, with the collected taxes recorded as current liabilities until remitted to the relevant government authority.

Multiple element arrangements

When a sales arrangement contains multiple elements or deliverables, such as hardware and software products, and/or services, HP allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (“VSOE”) of selling price, if available, third-party evidence (“TPE”) if VSOE of selling price is not available, or estimated selling price (“ESP”) if neither VSOE of selling price nor TPE is available. HP establishes VSOE of selling price using the price charged for a deliverable when sold separately and, in rare instances, using the price established by management having the relevant authority. HP establishes TPE of selling price by evaluating largely similar and interchangeable competitor products or services in standalone sales to similarly situated customers. HP establishes ESP based on management judgment considering internal factors such as margin objectives, pricing practices and controls, customer segment pricing strategies and the product life cycle. Consideration is also given to market conditions such as competitor pricing strategies and technology industry life cycles.

In most arrangements with multiple elements, HP allocates the transaction price to the individual units of accounting at inception of the arrangement based on their relative selling price. HP limits the amount of revenue recognized for delivered elements to the amount that is not contingent on the future delivery of products or services, future performance obligations or subject to customer-specified refund or return rights.

In multiple element arrangements that include software that is more-than-incidental, HP allocates the transaction price to the individual units of accounting for the non-software deliverables and to the software deliverables as a group using the relative selling price of each of the deliverables in the arrangement based on the selling price hierarchy. If the arrangement contains more than one software deliverable, the transaction price allocated to the group of software deliverables is then allocated to each component software deliverable.

HP evaluates each deliverable in an arrangement to determine whether it represents a separate unit of accounting. A deliverable constitutes a separate unit of accounting when it has standalone value to the customer. For elements with no standalone value, HP recognizes revenue consistent with the pattern of the undelivered elements. If the arrangement includes a customer-negotiated refund or return right or other contingency relative to the delivered items, and the delivery and performance of the undelivered items is considered probable and substantially within HP’s control, the delivered element constitutes a separate unit of accounting. In arrangements with combined units of accounting, changes in the allocation of the transaction price among elements may impact the timing of revenue recognition for the contract but will not change the total revenue recognized for the contract.

Net revenue

Hardware

Under HP’s standard terms and conditions of sale, HP transfers title and risk of loss to the customer at the time product is delivered to the customer and recognizes revenue accordingly, unless customer acceptance is uncertain or significant obligations to the customer remain. HP reduces revenue for estimated customer returns, price protection, rebates and other programs offered under sales agreements established by HP with its distributors and resellers. HP records revenue from the sale of equipment under sales-type leases as revenue at the inception of the lease. HP accrues the estimated cost of post-sale obligations, including standard product warranties, based on historical experience at the time HP recognizes revenue.

Software

HP recognizes revenue from perpetual software licenses at the inception of the license term, assuming all revenue recognition criteria have been satisfied. Term-based software license revenue is generally recognized ratably over the term of the license. HP uses the residual method to allocate revenue to software licenses at inception of the arrangement when VSOE of fair value for all undelivered elements, such as post-contract customer support, exists and all other revenue recognition criteria have been satisfied. HP recognizes revenue from maintenance and unspecified upgrades or updates provided on a when-and-if-available basis ratably over the period during which such items are delivered.

Services

HP recognizes revenue from fixed-price support or maintenance contracts, including extended warranty contracts and software post-contract customer support agreements, ratably over the contract period and recognizes the costs associated with these contracts as incurred.

Deferred revenue

HP records amounts invoiced to customers in excess of revenue recognized as deferred revenue until the revenue recognition criteria are satisfied. HP records revenue that is earned and recognized in excess of amounts invoiced on services contracts as trade receivables. Deferred revenue represents amounts invoiced in advance for product support contracts, software customer support contracts and product sales.

Shipping and Handling

HP includes costs related to shipping and handling in Cost of revenue.

Stock-Based Compensation

HP determines stock-based compensation expense based on the measurement date fair value of the award. HP recognizes compensation cost only for those awards expected to meet the service and performance vesting conditions on a straight-line basis over the requisite service period of the award. HP determines compensation costs at the aggregate grant level for service-based awards and at the individual vesting tranche level for awards with performance and/or market conditions. HP estimates the forfeiture rate based on its historical experience.

Retirement and Post-Retirement Plans

HP has various defined benefit, other contributory and noncontributory retirement and post-retirement plans. HP generally amortizes unrecognized actuarial gains and losses on a straight-line basis over the average remaining estimated service life of participants. In limited cases, HP amortizes actuarial gains and losses using the corridor approach. See Note 5, “Retirement and Post-Retirement Benefit Plans” for a full description of these plans and the accounting and funding policies.

Advertising

Costs to produce advertising are expensed as incurred during production. Costs to communicate advertising are expensed when the advertising is first run. Such costs totaled approximately $635 million in fiscal 2015, $614 million in fiscal 2014 and $710 million in fiscal 2013.

Restructuring

HP records charges associated with management-approved restructuring plans to reorganize one or more of HP’s business segments, to remove duplicative headcount and infrastructure associated with business acquisitions or to simplify business processes and accelerate innovation. Restructuring charges can include severance costs to eliminate a specified number of employees, infrastructure charges to vacate facilities and consolidate operations, and contract cancellation costs. HP records restructuring charges based on estimated employee terminations and site closure and consolidation plans. HP accrues for severance and other employee separation costs under these actions when it is probable that benefits will be paid and the amount is reasonably estimable. The rates used in determining severance accruals are based on existing plans, historical experiences and negotiated settlements.

Taxes on Earnings

HP recognizes deferred tax assets and liabilities for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts using enacted tax rates in effect for the year the differences are expected to reverse. HP records a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not to be realized.

HP records accruals for uncertain tax positions when HP believes that it is not more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. HP makes adjustments to these accruals when facts and circumstances change, such as the closing of a tax audit or the refinement of an estimate. The provision for income taxes includes the effects of adjustments for uncertain tax positions, as well as any related interest and penalties.

Accounts Receivable

HP establishes an allowance for doubtful accounts for accounts receivable. HP records a specific reserve for individual accounts when HP becomes aware of specific customer circumstances, such as in the case of a bankruptcy filing or deterioration in the customer’s operating results or financial position. If there are additional changes in circumstances related to the specific customer, HP further adjusts estimates of the recoverability of receivables. HP maintains bad debt reserves for all other customers based on a variety of factors, including the use of third-party credit risk models that generate quantitative measures of default probabilities based on market factors, the financial condition of customers, the length of time receivables are past due, trends in the weighted-average risk rating for the portfolio, macroeconomic conditions, information derived from competitive benchmarking, significant one-time events and historical experience. The past due or delinquency status of a receivable is based on the contractual payment terms of the receivable.

HP has third-party short-term financing arrangements intended to facilitate the working capital requirements of certain customers. These financing arrangements, which in certain cases provide for partial recourse, result in the transfer of HP’s trade receivables to a third party. HP reflects amounts transferred to, but not yet collected from, the third party in accounts receivable in the Consolidated Balance Sheets. For arrangements involving an element of recourse, the fair value of the recourse obligation is measured using market data from similar transactions and reported as a current liability in the Consolidated Balance Sheets.

Concentrations of Risk

Financial instruments that potentially subject HP to significant concentrations of credit risk consist principally of cash and cash equivalents, investments, receivables from trade customers and contract manufacturers and derivatives.

HP maintains cash and cash equivalents, investments, derivatives and certain other financial instruments with various financial institutions. These financial institutions are located in many different geographic regions, and HP’s policy is designed to limit exposure from any particular institution. As part of its risk management processes, HP performs periodic evaluations of the relative credit standing of these financial institutions. HP has not sustained material credit losses from instruments held at these financial institutions. HP utilizes derivative contracts to protect against the effects of foreign currency and interest rate exposures. Such contracts involve the risk of non-performance by the counterparty, which could result in a material loss.

HP sells a significant portion of its products through third-party distributors and resellers and, as a result, maintains individually significant receivable balances with these parties. If the financial condition or operations of these distributors’ and resellers’ aggregated business deteriorates substantially, HP’s operating results could be adversely affected. The ten largest distributor and reseller receivable balances, which were concentrated primarily in North America and Europe, collectively represented approximately 42% and 36% of gross accounts receivable as of October 31, 2015 and 2014, respectively. No single customer accounts for more than 10% of gross accounts receivable. Credit risk with respect to other accounts receivable is generally diversified due to the large number of entities comprising HP’s customer base and their dispersion across many different industries and geographic regions. HP performs ongoing credit evaluations of the financial condition of its third-party distributors, resellers and other customers and may require collateral, such as letters of credit and bank guarantees, in certain circumstances.

HP utilizes outsourced manufacturers around the world to manufacture HP-designed products. HP may purchase product components from suppliers and sell those components to its outsourced manufacturers thereby creating receivable balances from the outsourced manufacturers. The three largest outsourced manufacturer receivable balances collectively represented 81% and 68% of HP’s supplier receivables of $634 million and $600 million as of October 31, 2015 and 2014, respectively. HP includes the supplier receivables in Other current assets in the Consolidated Balance Sheets on a gross basis. HP’s credit risk associated with these receivables is mitigated wholly or in part, by the amount HP owes to these outsourced manufacturers, as HP generally has the legal right to offset its payables to the outsourced manufacturers against these receivables. HP does not reflect the sale of these components in revenue and does not recognize any profit on these component sales until the related products are sold by HP, at which time any profit is recognized as a reduction to cost of revenue.

HP obtains a significant number of components from single source suppliers due to technology, availability, price, quality or other considerations. The loss of a single source supplier, the deterioration of HP’s relationship with a single source supplier, or any unilateral modification to the contractual terms under which HP is supplied components by a single source supplier could adversely affect HP’s revenue and gross margins.

Inventory

HP values inventory at the lower of cost or market. Cost is computed using standard cost which approximates actual cost on a first-in, first-out basis. Adjustments to reduce the cost of inventory to its net realizable value are made, if required, for estimated excess, obsolete or impaired balances.

Property, Plant and Equipment

HP states property, plant and equipment at cost less accumulated depreciation. HP capitalizes additions and improvements and expenses maintenance and repairs as incurred. Depreciation expense is recognized on a straight-line basis over the estimated useful lives of the assets. Estimated useful lives are five to 40 years for buildings and improvements and three to 15 years for machinery and equipment. HP depreciates leasehold improvements over the life of the lease or the asset, whichever is shorter. HP depreciates equipment held for lease over the initial term of the lease to the equipment’s estimated residual value. On retirement or disposition, the asset cost and related accumulated depreciation are removed from the Consolidated Balance Sheets with any gain or loss recognized in the Consolidated Statements of Earnings.

Goodwill

HP reviews goodwill for impairment annually and whenever events or changes in circumstances indicate the carrying amount of goodwill may not be recoverable. While HP is permitted to conduct a qualitative assessment to determine whether it is necessary to perform a two-step quantitative goodwill impairment test, for its annual goodwill impairment test in the fourth quarter of fiscal 2015, HP performed a quantitative test for all of its reporting units. As of October 31, 2015, HP’s reporting units are consistent with the reportable segments identified in Note 3, “Segment Information”.

In the first step of the impairment test, HP compares the fair value of each reporting unit to its carrying amount. HP estimates the fair value of its reporting units using a weighting of fair values derived most significantly from the income approach, and to a lesser extent, the market approach. Under the income approach, HP estimates the fair value of a reporting unit based on the present value of estimated future cash flows. HP bases cash flow projections on management’s estimates of revenue growth rates and operating margins, taking into consideration industry and market conditions. HP bases the discount rate on the weighted-average cost of capital adjusted for the relevant risk associated with business-specific characteristics and the uncertainty related to the reporting unit’s ability to execute on the projected cash flows. Under the market approach, HP estimates fair value based on market multiples of revenue and earnings derived from comparable publicly-traded companies with similar operating and investment characteristics as the reporting unit. HP weights the fair value derived from the market approach depending on the level of comparability of these publicly-traded companies to the reporting unit. When market comparables are not meaningful or not available, HP estimates the fair value of a reporting unit using only the income approach.

In order to assess the reasonableness of the estimated fair value of HP’s reporting units, including Hewlett Packard Enterprise reporting units, HP compares the aggregate reporting unit fair value to HP’s market capitalization on an overall basis and calculates an implied control premium (the excess of the sum of the reporting units’ fair value over HP’s market capitalization on an overall basis). HP evaluates the control premium by comparing it to observable control premiums from recent comparable transactions. If the implied control premium is not believed to be reasonable in light of these recent transactions, HP reevaluates reporting unit fair values, which may result in an adjustment to the discount rate and/or other assumptions. This reevaluation could result in a change to the estimated fair value for certain or all reporting units.

If the fair value of a reporting unit exceeds the carrying amount of the net assets assigned to that reporting unit, goodwill is not impaired and no further testing is required. If the fair value of the reporting unit is less than its carrying amount, then HP performs the second step of the goodwill impairment test to measure the amount of impairment loss, if any. In the second step, HP measures the reporting unit’s assets, including any unrecognized intangible assets, liabilities and non-controlling interests at fair value in a hypothetical analysis to calculate the implied fair value of goodwill for the reporting unit in the same manner as if the reporting unit was being acquired in a business combination. If the implied fair value of the reporting unit’s goodwill is less than its carrying amount, the difference is recorded as an impairment loss.

Debt and Marketable Equity Securities Investments

Debt and marketable equity securities are generally considered available-for-sale and are reported at fair value with unrealized gains and losses, net of applicable taxes, in Accumulated other comprehensive loss in the Consolidated Balance Sheets. Realized gains and losses for available-for-sale securities are calculated based on the specific identification method and included in Interest and other, net in the Consolidated Statements of Earnings. HP monitors its investment portfolio for potential impairment on a quarterly basis. When the carrying amount of an investment in debt securities exceeds its fair value and the decline in value is determined to be other-than-temporary (i.e., when HP does not intend to sell the debt securities and it is not more likely than not that HP will be required to sell the debt securities prior to anticipated recovery of its amortized cost basis), HP records an impairment charge to Interest and other, net in the amount of the credit loss and the balance, if any, is recorded in Accumulated other comprehensive loss in the Consolidated Balance Sheets.

Derivatives

HP uses derivative instruments, primarily forwards, swaps, and at times, options, to hedge certain foreign currency and interest rate exposures. HP also may use other derivative instruments not designated as hedges, such as forwards used to hedge foreign currency balance sheet exposures. HP does not use derivative instruments for speculative purposes. See Note 11, “Financial Instruments” for a full description of HP’s derivative financial instrument activities and related accounting policies.

Loss Contingencies

HP is involved in various lawsuits, claims, investigations and proceedings that arise in the ordinary course of business. HP records a liability for contingencies when it believes it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. See Note 15, “Litigation and Contingencies” for a full description of HP’s loss contingencies and related accounting policies.